Dividends (Details) - EUR (€) € / shares in Units, € in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Declared during the financial period:
Dividends per share, declared and paid during the financial year				€ 0.0225	€ 0.045
Final dividend for the year ended 31 March 2025: 2.25 eurocents per share (2024: 4.50 eurocents per share)	€ 558	€ 1,212
Proposed after the end of the reporting period and not recognised as a liability:
Dividends per share, proposed after the end of the year and not recognised as a liability			€ 2.25	€ 2.25
Interim dividend for the year ending 31 March 2026: [2.25] eurocents per share (2025: 2.25 eurocents per share)	€ 537	€ 585